Note 8 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued salaries, wages, benefits and bonus	$ 45,886	$ 45,586		$ 45,456
Sales tax payable	5,277	662		4,409
Customer deposit payable	1,434	41,265		580
Accrued interest	44,214	5,683		6,288
Other accrued liabilities	20,370	11,033		32,997
	$ 135,231	$ 104,229	[1]	$ 89,730

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.